General information and significant accounting policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) subsidiary segment item	Dec. 31, 2022 USD ($)	Jun. 17, 2017
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	22
Number of chartered vessels in operations	4
Average Age Of Vessels	9 years
Number of wholly owned subsidiaries | subsidiary	79
Estimated scrap value (per lwt) | $	$ 400	$ 300
Average life of scrap value of steel	15 years
Decrease in depreciation expense due to increase in scrap value | $	$ 100,000
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	50.00%
e1 Marine LLC
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	33.33%		33.33%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%		10.00%